LOANS - Investment in Impaired Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Impaired [Line Items]
Average Recorded Investment			$ 79,318
Total interest included in income	$ 1,932	$ 2,062	1,843
Commercial & industrial
Financing Receivable, Impaired [Line Items]
Average Recorded Investment			36,567
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method			87
Total interest included in income			1,013
Lease financing
Financing Receivable, Impaired [Line Items]
Average Recorded Investment			225
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method			0
Total interest included in income			0
Construction real estate
Financing Receivable, Impaired [Line Items]
Average Recorded Investment			6
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method			0
Total interest included in income			0
Commercial real estate
Financing Receivable, Impaired [Line Items]
Average Recorded Investment			20,096
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method			31
Total interest included in income			388
Residential real estate
Financing Receivable, Impaired [Line Items]
Average Recorded Investment			16,361
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method			12
Total interest included in income			319
Home equity
Financing Receivable, Impaired [Line Items]
Average Recorded Investment			5,893
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method			0
Total interest included in income			121
Installment
Financing Receivable, Impaired [Line Items]
Average Recorded Investment			170
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method			0
Total interest included in income			2
Nonperforming Financing Receivables With Related Allowance
Financing Receivable, Impaired [Line Items]
Average Recorded Investment			6,563
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method			130
Loans with no related allowance recorded [member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment			72,755
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			1,713
Loans with no related allowance recorded [member] | Commercial & industrial
Financing Receivable, Impaired [Line Items]
Average Recorded Investment			31,846
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			926
Loans with no related allowance recorded [member] | Lease financing
Financing Receivable, Impaired [Line Items]
Average Recorded Investment			168
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			0
Loans with no related allowance recorded [member] | Construction real estate
Financing Receivable, Impaired [Line Items]
Average Recorded Investment			6
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			0
Loans with no related allowance recorded [member] | Commercial real estate
Financing Receivable, Impaired [Line Items]
Average Recorded Investment			18,757
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			357
Loans with no related allowance recorded [member] | Residential real estate
Financing Receivable, Impaired [Line Items]
Average Recorded Investment			15,915
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			307
Loans with no related allowance recorded [member] | Home equity
Financing Receivable, Impaired [Line Items]
Average Recorded Investment			5,893
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			121
Loans with no related allowance recorded [member] | Installment
Financing Receivable, Impaired [Line Items]
Average Recorded Investment			170
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			2
Nonperforming Financing Receivables With Related Allowance | Commercial & industrial
Financing Receivable, Impaired [Line Items]
Average Recorded Investment			4,721
Nonperforming Financing Receivables With Related Allowance | Lease financing
Financing Receivable, Impaired [Line Items]
Average Recorded Investment			57
Nonperforming Financing Receivables With Related Allowance | Construction real estate
Financing Receivable, Impaired [Line Items]
Average Recorded Investment			0
Nonperforming Financing Receivables With Related Allowance | Commercial real estate
Financing Receivable, Impaired [Line Items]
Average Recorded Investment			1,339
Nonperforming Financing Receivables With Related Allowance | Residential real estate
Financing Receivable, Impaired [Line Items]
Average Recorded Investment			446
Nonperforming Financing Receivables With Related Allowance | Home equity
Financing Receivable, Impaired [Line Items]
Average Recorded Investment			0
Nonperforming Financing Receivables With Related Allowance | Installment
Financing Receivable, Impaired [Line Items]
Average Recorded Investment			$ 0